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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                   WARBURG PINCUS MAJOR FOREIGN MARKETS FUND
                WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND
                WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND

The following information supersedes certain information in the funds' Prospectuses and Statement of Additional Information.

WARBURG PINCUS MAJOR FOREIGN MARKETS FUND

Harold E. Sharon (see biography below) joins Harold W. Ehrlich as Co-Portfolio Manager of the fund. Todd Jacobson, Vincent J. McBride and Nancy Nierman continue to serve as Associate Portfolio Managers of the fund. P. Nicholas Edwards is leaving his position as Co-Portfolio Manager to devote more time to other investment areas.

WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND

Jun Sung Kim and Federico D. Laffan (see biographies below) join Harold E. Sharon as Co-Portfolio Managers of the fund.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND

Jun Sung Kim and Federico D. Laffan (see biographies below) join Elizabeth B. Dater and Harold E. Sharon as Co-Portfolio Managers of the fund.

CERTAIN MANAGER BIOGRAPHIES

Mr. Sharon has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Sharon joined Warburg Pincus in March 1998. Previously, Mr. Sharon was an executive director and portfolio manager with CIBC Oppenheimer from 1994 to 1998 and a Senior Vice President and portfolio manager at Warburg Pincus from 1990 to 1994.

Jun Sung Kim has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Kim joined Warburg Pincus in 1997. Previously, Mr. Kim was an investment manager with Asset Korea Ltd., Seoul, from 1995 to 1997, an investment analyst with Baring Securities Ltd., Seoul, from 1994 to 1995 and an assistant investment manager with Koeneman Capital Management, Singapore, from 1992 to 1994.

Federico D. Laffan has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Laffan joined Warburg Pincus in 1997. Previously, Mr. Laffan was a senior manager and partner with Green Cay Asset Management from 1996 to 1997 and a senior portfolio manager and director with Foreign & Colonial Emerging Markets, London, from 1990 to 1996.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           WPISF
                                                                           ADEAG